UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	5/31/2011

Item 1. Schedule of Investments

Prudential High Yield Fund, Inc.

Schedule of Investments

as of May 31, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.3%
ASSET BACKED SECURITIES — 0.7%
Baker Street Funding (Cayman Islands), Ser. 2006-1A, Class E, 144A(a)(b)	Caa3	4.228%	10/15/19	$ 2,851	$ 2,080,915
Bridgeport CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class D, 144A(a)(b)(c)	B3	4.559%	06/18/21	2,261	1,684,446
CSAM Funding (Cayman Islands), Ser. 2001-1A, Class D2, 144A(a)(b)(c)	Caa3	6.623%	03/29/16	7,000	5,810,000
Landmark IV CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class B2L(a)(b)(c)	Caa1	6.460%	12/15/16	3,259	2,884,250
Liberty Square CDO Ltd. (Cayman Islands), Ser. 2001-2A, Class D, 144A(a)(b)(c)	C	6.956%	06/15/13	2,592	285,109

TOTAL ASSET BACKED SECURITIES					12,744,720

BANK LOANS(b) — 3.6%
Automotive — 0.4%
Chrysler LLC,	Ba2	4.980%	05/24/17	8,000	7,953,704

Cable — 0.3%
Newsday LLC	Ba3	10.500%	08/01/13	6,000	6,375,000

Capital Goods — 0.1%
Capital Safety Group Ltd.	B3	2.191%	07/20/15	176	159,387
Capital Safety Group Ltd.	B3	2.941%	07/20/16	924	836,113

					995,500

Consumer — 0.4%
Realogy Corp.	Caa3	13.500%	10/15/17	4,300	4,558,000
Visant Corp.	Ba3	5.250%	12/22/16	3,267	3,267,629

					7,825,629

Electric — 0.4%
Texas Competitive Electric Holdings Co. LLC	B2	3.706%	10/10/14	3,451	2,922,627
Texas Competitive Electric Holdings Co. LLC	B2	4.738%	10/10/17	6,117	4,826,221

					7,748,848

Gaming — 0.4%
CCM Merger, Inc.	B3	7.000%	03/01/17	4,150	4,206,025
Harrah’s Operating Co., Inc.	B3	3.274%	01/28/15	604	562,463
Harrah’s Operating Co., Inc.	B3	3.274%	01/28/15	1,803	1,678,245

					6,446,733

Healthcare & Pharmaceutical — 0.9%
Royalty Pharma Finance Trust	Baa3	7.750%	05/15/15	15,601	16,146,950

Technology — 0.6%
First Data Corp.	B1	2.945%	09/24/14	207	193,090
First Data Corp.	B1	2.945%	09/24/14	336	314,400
First Data Corp.	B1	2.945%	09/24/14	746	697,396
Interactive Data Corp.	Ba3	4.750%	02/09/18	2,650	2,656,609
Sensata Technologies, Inc.	Ba3	4.000%	05/12/18	2,800	2,804,083
Spansion LLC	Ba3	6.250%	02/09/15	1,392	1,394,628
TransUnion LLC	Ba3	4.750%	02/10/18	2,500	2,508,595

					10,568,801

Telecommunications — 0.1%
Level 3 Communications, Inc.	B1	11.660%	03/13/14	1,500	1,590,000

TOTAL BANK LOANS					65,651,165

CORPORATE BONDS — 88.4%
Aerospace & Defense — 1.7%
Alliant Techsystems, Inc.,
Gtd. Notes	Ba3	6.750%	04/01/16	1,000	1,027,500
Gtd. Notes	Ba3	6.875%	09/15/20	1,800	1,894,500
BE Aerospace, Inc.,
Sr. Unsec’d. Notes	Ba3	8.500%	07/01/18	6,715	7,436,863

Colt Defense LLC, Sr. Unsec’d. Notes (original cost $3,290,000; purchased 01/19/10-03/26/10)(c)(d)	Caa1	8.750%	11/15/17	3,250	2,843,750
Esterline Technologies Corp.,
Gtd. Notes(e)	Ba3	6.625%	03/01/17	175	181,563
Gtd. Notes	Ba3	7.000%	08/01/20	2,250	2,396,250
Hawker Beechcraft Acquisition Co. LLC, Gtd. Notes(e)	Caa3	8.500%	04/01/15	1,650	1,390,125
Moog, Inc.,
Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,130	2,175,262
Sr. Sub. Notes	Ba3	7.250%	06/15/18	2,850	3,028,125
TransDigm, Inc., Gtd. Notes, 144A	B3	7.750%	12/15/18	9,000	9,562,500

					31,936,438

Airlines
Continental Airlines, Inc., Pass-thru Certs., Ser. 981B, Class B(c)	Ba2	6.748%	03/15/17	350	348,203

Automotive — 1.9%
DaimlerChrysler Group LLC, 144A(e)
Sr. Sec’d. Notes	B2	8.000%	06/15/19	2,100	2,094,750
Sr. Sec’d. Notes	B2	8.250%	06/15/21	2,625	2,618,438
Dana Holding Corp., Sr. Unsec’d. Notes(e)	B3	6.500%	02/15/19	2,125	2,114,375
Delphi Corp., 144A(e)
Sr. Notes	Ba3	5.875%	05/15/19	1,200	1,191,000
Sr. Notes	Ba3	6.125%	05/15/21	1,000	1,000,000
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	Ba2	7.000%	10/01/13	795	860,859
Sr. Unsec’d. Notes(e)	Ba2	7.500%	08/01/12	5,765	6,102,795
Sr. Unsec’d. Notes	Ba2	8.000%	12/15/16	5,065	5,862,261
Jaguar Land Rover PLC (United Kingdom), Gtd. Notes, 144A(a)	B1	7.750%	05/15/18	2,250	2,286,562
Lear Corp.,
Gtd. Notes	Ba3	7.875%	03/15/18	2,500	2,740,625
Gtd. Notes	Ba3	8.125%	03/15/20	2,975	3,268,781
Navistar International Corp., Gtd. Notes	B1	8.250%	11/01/21	3,215	3,532,481
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	8.875%	12/01/17	1,425	1,599,563

					35,272,490

Banking — 1.1%
BAC Capital Trust VI, Ltd., Gtd. Notes (original cost $581,400; purchased 12/03/09)(c)(d)	Baa3	5.625%	03/08/35	760	701,524
BAC Capital Trust XI, Ltd., Gtd. Notes (original cost $306,331; purchased 05/05/09)(c)(d)	Baa3	6.625%	05/23/36	485	493,269
BAC Capital Trust XIV, Ltd., Gtd. Notes (original cost $186,824; purchased 05/05/09)(b)(c)(d)	Ba3	5.630%	12/31/49	465	363,863
Bank of America Corp., Jr. Sub. Notes, Ser. K (original cost $10,443,675; purchased 01/04/10- 01/12/11)(b)(c)(d)	Ba3	8.000%	12/29/49	10,510	11,294,572
MBNA Capital A, Ltd., Gtd. Notes, Ser. A (original cost $1,912,500; purchased 06/10/09)(c)(d)	Baa3	8.278%	12/01/26	2,250	2,314,687
Wachovia Bank NA, Sub. Notes	Aa3	6.600%	01/15/38	375	432,705
Wells Fargo Capital XV, Ltd., Gtd. Notes(b)	Baa3	9.750%	12/31/49	4,640	4,988,000

					20,588,620

Building Materials & Construction — 1.1%
Building Materials Corp. of America, 144A(c)(d)
Sr. Notes (original cost $2,977,500; purchased 09/27/10)	Ba3	6.875%	08/15/18	3,000	3,060,000
Sr. Sec’d. Notes (original cost $3,619,500; purchased 02/02/10-04/27/11)	Ba1	7.000%	02/15/20	3,525	3,683,625

D.R. Horton, Inc., Gtd. Notes	Ba3	6.500%	04/15/16	100	105,250
K Hovnanian Enterprises, Inc., Gtd. Notes(e)	Caa2	11.875%	10/15/15	3,550	2,884,375
KB Home, Gtd. Notes	B2	6.375%	08/15/11	429	431,145
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,845	3,092,709
Nortek, Inc., Gtd. Notes, 144A	Caa1	8.500%	04/15/21	1,475	1,406,781
Standard Pacific Corp.,
Gtd. Notes	B3	8.375%	01/15/21	400	401,000
Gtd. Notes(e)	B3	10.750%	09/15/16	2,725	3,147,375
Sec’d. Notes(e)	B3	8.375%	05/15/18	1,100	1,119,250

					19,331,510

Cable — 4.0%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(e)	B3	8.000%	12/15/18	1,300	1,376,375
Cablevision Systems Corp.,(e)
Sr. Unsec’d. Notes	B1	7.750%	04/15/18	675	732,375
Sr. Unsec’d. Notes	B1	8.625%	09/15/17	3,575	4,030,813
CCH II LLC/CCH II Capital Corp., Gtd. Notes(e)	B2	13.500%	11/30/16	1,438	1,710,757
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes(e)	B1	6.500%	04/30/21	1,100	1,083,500
Gtd. Notes	B1	7.875%	04/30/18	1,000	1,060,000
Gtd. Notes	B1	8.125%	04/30/20	725	783,906
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	8,543	9,076,937
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	11,838	12,370,710
CSC Holdings LLC,
Sr. Unsec’d. Notes	Ba3	6.750%	04/15/12	59	61,065
Sr. Unsec’d. Notes	Ba3	7.625%	07/15/18	1,150	1,254,938
Sr. Unsec’d. Notes	Ba3	8.500%	06/15/15	1,250	1,356,250
Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19	575	662,687
Dish DBS Corp., Gtd. Notes, 144A(e)	Ba3	6.750%	06/01/21	2,050	2,070,500
Echostar DBS Corp.,
Gtd. Notes	Ba3	6.625%	10/01/14	1,600	1,704,000
Gtd. Notes(e)	Ba3	7.125%	02/01/16	1,340	1,430,450
Mediacom LLC, Sr. Unsec’d. Notes(e)	B3	9.125%	08/15/19	1,100	1,193,500
ONO Finance II PLC (Ireland), Gtd. Notes, 144A(a)(e)	Caa2	10.875%	07/15/19	1,300	1,443,000
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	B1	7.750%	03/15/16	2,565	2,661,187
Unitymedia Hessen GmbH & Co. KG (Germany), Sr. Sec’d. Notes, 144A(a)	B1	8.125%	12/01/17	2,225	2,364,063
UPC Holding BV (Netherlands), Sr. Sec’d. Notes, 144A(a)(e)	B2	9.875%	04/15/18	11,300	12,656,000
Videotron Ltee (Canada),(a)
Gtd. Notes	Ba1	6.375%	12/15/15	4,325	4,454,750
Gtd. Notes	Ba1	6.875%	01/15/14	128	129,760
Gtd. Notes	Ba1	9.125%	04/15/18	5,500	6,146,250
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1(a)	Ba2	9.500%	08/15/16	1,800	2,056,500

					73,870,273

Capital Goods — 6.3%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	3,100	3,208,500
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	B2	7.875%	01/31/18	1,500	1,533,750
Altra Holdings, Inc., Sec’d. Notes	B1	8.125%	12/01/16	3,275	3,545,187
Amsted Industries, Inc., Sr. Notes, 144A (original cost $3,226,600; purchased 03/12/10)(c)(d)	B1	8.125%	03/15/18	3,250	3,445,000

Aquilex Holdings LLC/Aquilex Finance Corp., Gtd. Notes	Caa1	11.125%	12/15/16	3,375	3,324,375
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.000%	08/15/16	6,260	6,573,000
Avis Budget Car Rental LLC, Gtd. Notes(b)	B2	2.761%	05/15/14	310	300,700
Clean Harbors, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.625%	08/15/16	4,825	5,150,687
Columbus McKinnon Corp., Gtd. Notes, 144A	B1	7.875%	02/01/19	3,410	3,529,350
Diversey Holdings, Inc., Sr. Unsec’d. Notes	Caa1	10.500%	05/15/20	5,643	6,207,386
Diversey, Inc., Gtd. Notes	B3	8.250%	11/15/19	2,875	3,105,000
Dycom Investments, Inc., Sr. Sub. Notes, 144A	Ba3	7.125%	01/15/21	2,500	2,581,250
Griffon Corp., Gtd. Notes, 144A(e)	Ba3	7.125%	04/01/18	2,125	2,167,500
Hertz Corp. (The),
Gtd. Notes, 144A(e)	B2	6.750%	04/15/19	5,925	5,984,250
Gtd. Notes, 144A	B2	7.500%	10/15/18	2,125	2,231,250
Gtd. Notes	B2	8.875%	01/01/14	486	498,150
Interline Brands, Inc., Gtd. Notes	B2	7.000%	11/15/18	5,750	5,886,563
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $1,981,660; purchased 04/01/10)(c)(d)	Caa2	12.250%	04/15/15	2,000	2,035,000
Park-Ohio Industries, Inc., Sr. Unsec’d. Notes, 144A	B3	8.125%	04/01/21	2,550	2,607,375
Pinafore LLC, Sec’d. Notes, 144A	B1	9.000%	10/01/18	2,000	2,195,000
RBS Global, Inc./Rexnord LLC,(e)
Gtd. Notes	Caa1	8.500%	05/01/18	5,525	5,994,625
Gtd. Notes	Caa2	11.750%	08/01/16	815	870,012
RSC Equipment Rental, Inc.,
Gtd. Notes(e)	Caa1	8.250%	02/01/21	2,875	2,968,437
Gtd. Notes(e)	Caa1	10.250%	11/15/19	2,050	2,321,625
Sr. Sec’d. Notes, 144A	B1	10.000%	07/15/17	2,925	3,316,219
Sr. Unsec’d. Notes	Caa1	9.500%	12/01/14	1,124	1,177,390
SPX Corp.,
Gtd. Notes, 144A	Ba1	6.875%	09/01/17	3,475	3,718,250
Sr. Unsec’d. Notes	Ba1	7.625%	12/15/14	6,095	6,795,925
Stena AB (Sweden), Sr. Unsec’d. Notes(a)	Ba3	7.000%	12/01/16	229	224,420
Terex Corp., Sr. Sub. Notes(e)	B3	8.000%	11/15/17	5,145	5,325,075
Trimas Corp., Sec’d. Notes	B2	9.750%	12/15/17	1,875	2,083,594
United Rentals North America, Inc.,
Gtd. Notes(e)	Caa1	8.375%	09/15/20	2,900	3,016,000
Gtd. Notes	B2	10.875%	06/15/16	4,750	5,444,688
WireCo WorldGroup, Inc., Sr. Unsec’d. Notes, 144A(e)	B3	9.500%	05/15/17	5,700	6,056,250
					115,421,783
Chemicals — 3.7%
CF Industries, Inc., Gtd. Notes	Ba1	6.875%	05/01/18	3,275	3,762,156
Hexion U.S. Finance Corp.,
Sec’d. Notes	B3	9.000%	11/15/20	12,175	13,088,125
Sr. Sec’d. Notes	B3	8.875%	02/01/18	1,350	1,449,563
Huntsman International LLC,
Gtd. Notes	B1	5.500%	06/30/16	1,700	1,689,375
Gtd. Notes	B3	8.625%	03/15/21	2,275	2,545,156
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	3,900	4,231,500
Lyondell Chemical Co.,
Sec’d. Notes	Ba3	11.000%	05/01/18	9,150	10,305,188
Sr. Sec’d. Notes, 144A(e)	Ba1	8.000%	11/01/17	2,399	2,698,875

Momentive Performance Materials, Inc., Sec’d. Notes, 144A	Caa1	9.000%	01/15/21	3,250	3,477,500
Mosaic Global Holdings, Inc., Gtd. Notes	Baa2	7.300%	01/15/28	100	118,753
Nexeo Solutions LLC, Sr. Sub. Notes, 144A	B3	8.375%	03/01/18	3,400	3,536,000
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes(a)	B1	8.375%	11/01/16	6,090	6,805,575
Rhodia SA (France), Sr. Unsec’d. Notes, 144A(a)	B1	6.875%	09/15/20	4,650	5,423,063
Solutia, Inc., Gtd. Notes(e)	B1	7.875%	03/15/20	4,250	4,675,000
TPC Group LLC, Sr. Sec’d. Notes, 144A	B1	8.250%	10/01/17	3,575	3,825,250
					67,631,079
Consumer — 1.7%
American Achievement Corp., Sec’d. Notes, 144A (original cost $3,292,500; purchased 10/21/10-04/06/11)(c)(d)	B3	10.875%	04/15/16	3,300	3,093,750
Brickman Group Holdings, Inc., Sr. Notes, 144A(e)	B3	9.125%	11/01/18	140	145,250
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	3,625	3,706,562
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes(e)	B2	7.375%	05/15/20	1,525	1,647,000
Realogy Corp., Gtd. Notes, 144A	Caa3	12.000%	04/15/17	338	347,836
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	2,468	2,770,330
Service Corp. International,
Sr. Unsec’d. Notes(e)	Ba3	7.000%	06/15/17	2,225	2,422,469
Sr. Unsec’d. Notes(e)	Ba3	7.000%	05/15/19	3,000	3,176,250
Sr. Unsec’d. Notes	Ba3	8.000%	11/15/21	700	775,250
Stewart Enterprises, Inc., Gtd. Notes, 144A	B1	6.500%	04/15/19	4,825	4,873,250
Visant Corp., Gtd. Notes(e)	Caa1	10.000%	10/01/17	8,225	8,697,938
					31,655,885
Electric — 3.3%
AES Corp. (The),
Sr. Unsec’d. Notes	B1	7.750%	10/15/15	6,260	6,823,400
Sr. Unsec’d. Notes	B1	8.000%	10/15/17	1,000	1,081,250
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A(e)	B3	9.000%	01/02/17	5,278	3,589,266
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.500%	02/15/21	8,600	8,944,000
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	2,850	3,062,502
Energy Future Holdings Corp.,
Sr. Sec’d. Notes	Caa3	9.750%	10/15/19	580	612,068
Sr. Sec’d. Notes	Caa3	10.000%	01/15/20	650	703,728
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.250%	04/01/16	55	61,737
Mirant Corp., 144A(c)	NR	7.400%	07/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-thru Certs.,
Ser. A	Ba1	8.625%	06/30/12	188	194,571
Ser. B	Ba1	9.125%	06/30/17	8,027	8,810,179
North American Energy Alliance LLC, Sec’d. Notes, 144A (original cost $904,086; purchased 09/22/09)(c)(d)	Ba3	10.875%	06/01/16	925	1,040,625
NRG Energy, Inc.,
Gtd. Notes(e)	B1	7.375%	01/15/17	1,230	1,297,650
Gtd. Notes, 144A(e)	B1	7.625%	01/15/18	8,750	8,837,500
Gtd. Notes, 144A	B1	7.625%	05/15/19	2,125	2,122,344
Gtd. Notes	B1	8.250%	09/01/20	4,400	4,510,000
Reliant Energy Mid. Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(c)	Ba1	9.237%	07/02/17	2,673	2,920,537
RRI Energy, Inc., Sr. Unsec’d. Notes	B3	7.875%	06/15/17	390	391,950

Sithe/Independence Funding Corp., Sr. Sec’d. Notes, Ser. A (original cost $4,450,260; purchased 12/22/08-05/28/10)(c)(d)	B2	9.000%	12/30/13	4,647	4,799,525
					59,805,507
Energy — Other — 4.9%
Chaparral Energy, Inc., Gtd. Notes, 144A	Caa1	8.250%	09/01/21	3,675	3,803,625
Cie Generale de Geophysique-Veritas (France),(a)
Gtd. Notes	Ba3	7.500%	05/15/15	424	434,600
Gtd. Notes	Ba3	7.750%	05/15/17	699	733,950
Gtd. Notes	Ba3	9.500%	05/15/16	3,535	3,915,013
Clayton Williams Energy, Inc., Gtd. Notes, 144A	Caa1	7.750%	04/01/19	3,625	3,615,938
Denbury Resources, Inc.,
Gtd. Notes	B1	6.375%	08/15/21	3,100	3,138,750
Gtd. Notes	B1	8.250%	02/15/20	3,051	3,371,355
Gtd. Notes	B1	9.750%	03/01/16	2,875	3,234,375
Forest Oil Corp., Gtd. Notes(e)	B1	7.250%	06/15/19	5,920	6,082,800
Harvest Operations Corp. (Canada), Gtd. Notes, 144A(a)	Ba1	6.875%	10/01/17	6,500	6,857,500
Key Energy Services, Inc., Gtd. Notes	B1	6.750%	03/01/21	975	987,187
Linn Energy LLC, Gtd. Notes, 144A(e)	B2	6.500%	05/15/19	2,075	2,075,000
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	4,139	4,490,815
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	B3	6.500%	03/15/21	4,325	4,357,437
Newfield Exploration Co.,
Sr. Sub. Notes	Ba2	6.625%	09/01/14	1,983	2,022,660
Sr. Sub. Notes	Ba2	6.625%	04/15/16	750	775,313
Sr. Sub. Notes(e)	Ba2	6.875%	02/01/20	1,500	1,590,000
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18	350	381,500
Petrohawk Energy Corp.,
Gtd. Notes	B3	7.250%	08/15/18	1,750	1,835,312
Gtd. Notes(e)	B3	7.875%	06/01/15	3,420	3,608,100
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(a)(e)	B2	6.750%	05/01/14	2,425	2,376,500
Pioneer Natural Resources Co.,
Gtd. Notes	Ba1	5.875%	07/15/16	780	828,926
Sr. Unsec’d. Notes	Ba1	6.650%	03/15/17	6,165	6,754,645
Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	3,650	4,000,926
Sr. Unsec’d. Notes(e)	Ba1	7.500%	01/15/20	3,725	4,230,509
Plains Exploration & Production Co.,
Gtd. Notes(e)	B1	6.625%	05/01/21	1,650	1,654,125
Gtd. Notes	B1	7.625%	06/01/18	1,200	1,275,000
Gtd. Notes	B1	7.750%	06/15/15	1,385	1,440,400
Gtd. Notes(e)	B1	10.000%	03/01/16	1,600	1,808,000
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	Ba2	6.625%	11/15/20	2,000	2,060,000
Range Resources Corp.,
Gtd. Notes	Ba3	5.750%	06/01/21	4,325	4,308,781
Gtd. Notes	Ba3	7.500%	10/01/17	1,460	1,558,550
					89,607,592
Foods — 3.3%
ARAMARK Corp.,(e) Gtd. Notes	B3	8.500%	02/01/15	5,300	5,512,000
Sr. Notes, PIK, 144A	B3	8.625%	05/01/16	2,750	2,811,875
Bi-Lo LLC, Sr. Sec’d. Notes, 144A	B2	9.250%	02/15/19	3,575	3,700,125
Blue Merger Sub, Inc., Gtd. Notes, 144A(e)	B3	7.625%	02/15/19	2,750	2,806,719
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A (original cost $7,229,563; purchased 12/06/10-04/01/11)(d)(e)	B2	9.000%	12/15/17	7,100	7,295,250
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	555	556,387

Cott Beverages, Inc., Gtd. Notes(e)	B3	8.125%	09/01/18	1,250	1,340,625
Darling International, Inc., Gtd. Notes, 144A	B2	8.500%	12/15/18	1,100	1,199,000
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000%	06/01/18	1,525	1,662,250
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	4,875	5,258,906
JBS USA LLC, Sr. Unsec’d. Notes, 144A (original cost $3,783,010; purchased 05/20/11)(d)(e)	B1	7.250%	06/01/21	3,850	3,773,000
Michael Foods, Inc., Gtd. Notes, 144A (original cost $8,826,750; purchased 06/22/10-04/29/11)(c)(d)	Caa1	9.750%	07/15/18	8,250	9,075,000
OSI Restaurant Partners LLC, Gtd. Notes(e)	Caa3	10.000%	06/15/15	1,750	1,841,875
Pilgrim’s Pride Corp., Gtd. Notes, 144A	B3	7.875%	12/15/18	575	529,000
Roadhouse Financing, Inc., Sec’d. Notes, 144A(e)	B2	10.750%	10/15/17	575	622,438
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.000%	07/15/14	4,955	5,797,350
Stater Brothers Holdings, Inc.,(e)
Gtd. Notes, 144A	B2	7.375%	11/15/18	775	806,000
Gtd. Notes	B2	7.750%	04/15/15	550	569,937
SUPERVALU, Inc.,
Sr. Unsec’d. Notes	B2	7.500%	05/15/12	375	389,531
Sr. Unsec’d. Notes(e)	B2	7.500%	11/15/14	5,195	5,311,888

					60,859,156

Gaming — 4.7%
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa3	12.750%	04/15/18	6,475	6,636,875
CCM Merger, Inc., Notes, 144A (original cost $10,775,252; purchased 07/14/05- 07/08/10)(c)(d)(e)	Caa3	8.000%	08/01/13	11,885	11,885,000
Harrah’s Operating Co., Inc.,(e)
Sec’d. Notes	CCC(f)	10.000%	12/15/18	2,080	1,872,000
Sr. Sec’d. Notes	B3	11.250%	06/01/17	5,875	6,609,375
Isle of Capri Casinos, Inc., Gtd. Notes, 144A(e)	B3	7.750%	03/15/19	5,550	5,640,188
Marina District Finance Co., Inc., 144A
Sr. Sec’d. Notes	B2	9.500%	10/15/15	3,825	4,001,906
Sr. Sec’d. Notes	B2	9.875%	08/15/18	3,300	3,448,500
MGM Resorts International,
Sr. Sec’d. Notes(e)	Ba3	9.000%	03/15/20	3,165	3,521,062
Sr. Sec’d. Notes	Ba3	11.125%	11/15/17	6,865	7,963,400
Sr. Sec’d. Notes	Ba3	13.000%	11/15/13	9,059	10,927,419
Peninsula Gaming LLC,
Gtd. Notes	Caa1	10.750%	08/15/17	650	718,250
Sec’d. Notes(e)	Ba3	8.375%	08/15/15	2,000	2,140,000
Pinnacle Entertainment, Inc., Gtd. Notes(e)	B1	8.625%	08/01/17	2,415	2,656,500
Pokagon Gaming Authority, Sr. Notes, 144A (original cost $460,000; purchased 11/13/08)(c)(d)(e)	B2	10.375%	06/15/14	500	513,125
Scientific Games Corp., Sr. Sub. Notes, 144A	B1	8.125%	09/15/18	1,375	1,454,062
Scientific Games International, Inc., Gtd. Notes	B1	9.250%	06/15/19	3,800	4,180,000
Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.750%	10/01/17	1,525	1,601,250
Station Casinos, Inc.,(c)(g)
Sr. Sub. Notes	NR	6.500%	02/01/14	2,930	293
Sr. Sub. Notes	NR	6.625%	03/15/18	1,810	181
Sr. Sub. Notes	NR	6.875%	03/01/16	65	7
Sr. Unsec’d. Notes	NR	6.000%	04/01/12	134	13
SugarHouse HSP Gaming LP, Sec’d. Notes, 144A	B3	8.625%	04/15/16	4,500	4,646,250

Wynn Las Vegas LLC, First Mtge. Bonds(e)	Ba2	7.875%	11/01/17	1,250	1,371,875
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $4,345,330; purchased 03/30/10-05/18/11)(c)(d)	B1	11.375%	07/15/16	3,948	4,347,735
					86,135,266
Healthcare & Pharmaceutical — 8.9%
Accellent, Inc.,
Gtd. Notes, 144A	Caa2	10.000%	11/01/17	8,950	8,860,500
Sr. Sec’d. Notes	B1	8.375%	02/01/17	3,225	3,434,625
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B(f)	8.000%	12/01/16	8,456	8,318,590
Apria Healthcare Group, Inc.,
Sr. Sec’d. Notes	Ba3	11.250%	11/01/14	4,745	5,011,906
Sr. Sec’d. Notes(e)	B3	12.375%	11/01/14	4,900	5,218,500
Biomet, Inc.,
Gtd. Notes	B3	10.000%	10/15/17	1,000	1,105,000
Gtd. Notes, PIK	B3	10.375%	10/15/17	6,600	7,326,000
Capella Healthcare, Inc., Gtd. Notes, 144A (original cost $6,146,322; purchased 06/21/10-11/23/10)(c)(d)	B3	9.250%	07/01/17	5,985	6,463,800
CDRT Merger Sub, Inc., Gtd. Notes, 144A	Caa1	8.125%	06/01/19	225	226,969
Community Health Systems, Inc., Gtd. Notes(e)	B3	8.875%	07/15/15	4,160	4,295,200
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A (original cost $8,958,406; purchased 12/17/10- 05/09/11)(a)(c)(d)	Caa1	10.500%	12/15/18	8,675	9,369,000
DaVita, Inc., Gtd. Notes	B2	6.375%	11/01/18	2,575	2,636,156
Giant Funding Corp., Sr. Sec’d. Notes, 144A	B3	8.250%	02/01/18	6,025	6,341,312
HCA, Inc.,
Sec’d. Notes	B2	9.250%	11/15/16	5,875	6,271,563
Sec’d. Notes, PIK	B2	9.625%	11/15/16	5,867	6,277,513
Sr. Unsec’d. Notes	B3	5.750%	03/15/14	2,575	2,652,250
Sr. Unsec’d. Notes	B3	6.375%	01/15/15	9,175	9,450,250
Sr. Unsec’d. Notes	B3	7.500%	11/15/95	2,850	2,422,500
Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	4,000	4,360,000
HealthSouth Corp.,
Gtd. Notes	B2	7.250%	10/01/18	6,450	6,853,125
Gtd. Notes(e)	B2	7.750%	09/15/22	1,575	1,681,313
Kindred Escrow Corp., Sr. Notes, 144A	B3	8.250%	06/01/19	4,325	4,362,844
LifePoint Hospitals, Inc., Gtd. Notes, 144A	Ba1	6.625%	10/01/20	2,550	2,645,625
MedAssets, Inc., Gtd. Notes, 144A	B3	8.000%	11/15/18	1,750	1,804,687
Mylan, Inc., Gtd. Notes, 144A(e)	Ba3	7.625%	07/15/17	4,800	5,286,000
Radnet Management, Inc., Gtd. Notes	Caa1	10.375%	04/01/18	3,150	3,276,000
Res-Care, Inc., Sr. Unsec’d. Notes, 144A	B-(f)	10.750%	01/15/19	3,500	3,771,250
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.000%	01/15/14	1,438	1,481,140
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.000%	03/15/18	1,750	1,802,500
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $5,784,453; purchased 06/21/07-01/18/11)(c)(d)	Caa1	10.000%	07/15/17	6,575	6,805,125
Valeant Pharmaceuticals International, 144A
Gtd. Notes(e)	Ba3	6.500%	07/15/16	2,800	2,786,000
Gtd. Notes	Ba3	6.750%	10/01/17	1,500	1,485,000
Gtd. Notes	Ba3	6.875%	12/01/18	2,575	2,536,375
Gtd. Notes	Ba3	7.000%	10/01/20	2,300	2,254,000
Warner Chilcott Co. LLC (Ireland), Gtd. Notes, 144A(a)	B3	7.750%	09/15/18	14,100	14,699,250
					163,571,868

Lodging & Leisure — 1.3%
Felcor Escrow Holdings LLC, Sr. Sec’d. Notes, 144A(e)	B2	6.750%	06/01/19	1,500	1,492,500
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	2,450	2,805,250
Host Hotels & Resorts LP,
Gtd. Notes(e)	Ba1	6.000%	11/01/20	4,850	4,856,063
Gtd. Notes	BB+(f)	6.875%	11/01/14	740	763,125
Gtd. Notes	BB+(f)	7.125%	11/01/13	875	887,031
Sr. Notes, 144A	Ba1	5.875%	06/15/19	2,175	2,185,875
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	5,975	6,109,437
Royal Caribbean Cruises Ltd. (Liberia),(a)
Sr. Unsec’d. Notes	Ba2	7.250%	03/15/18	3,025	3,251,875
Sr. Unsec’d. Notes(e)	Ba2	11.875%	07/15/15	1,025	1,271,000
					23,622,156
Media & Entertainment — 6.8%
AMC Entertainment, Inc.,(e)
Gtd. Notes	Caa1	8.000%	03/01/14	4,415	4,459,150
Sr. Sub. Notes, 144A	Caa1	9.750%	12/01/20	8,350	8,861,438
Bonten Media Acquisition Co., Gtd. Notes, PIK, 144A	Caa3	9.000%	06/01/15	550	412,818
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	B2	9.125%	08/01/18	3,325	3,628,406
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A(e)		10.500%	01/15/15	4,250	4,037,500
Clear Channel Communications, Inc.,
Gtd. Notes, 144A(e)	Caa1	9.000%	03/01/21	2,975	2,982,437
Gtd. Notes(e)	Ca	10.750%	08/01/16	2,525	2,424,000
Sr. Unsec’d. Notes	Ca	5.500%	12/15/16	4,350	3,132,000
Sr. Unsec’d. Notes(e)	Ca	6.875%	06/15/18	550	396,000
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	B2	9.250%	12/15/17	1,200	1,308,000
Gtd. Notes, Ser. B	B2	9.250%	12/15/17	2,800	3,059,000
CMP Susquehanna Corp., Gtd. Notes(c)	Caa3	9.875%	05/15/14	2,150	1,870,500
Cumulus Media, Inc., Sr. Notes, 144A(e)	B3	7.750%	05/01/19	2,525	2,525,000
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A(a)	Ba2	13.500%	08/15/15	10,599	11,619,330
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	Ba2	7.375%	12/01/17	775	821,500
Intelsat Jackson Holdings SA (Luxembourg),(a)
Gtd. Notes, 144A	B3	7.250%	04/01/19	4,975	5,012,313
Gtd. Notes, 144A	B3	7.500%	04/01/21	3,375	3,417,187
Gtd. Notes	B3	8.500%	11/01/19	3,450	3,691,500
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, PIK, 144A(a)	Caa3	11.500%	02/04/17	7,725	8,371,969
Intelsat SA (Luxembourg), Gtd. Notes(a)	Caa3	11.250%	02/04/17	9,350	10,098,000
Lamar Media Corp., Gtd. Notes(e)	Ba3	9.750%	04/01/14	5,308	6,170,550
LIN Television Corp.,
Gtd. Notes(e)	B3	6.500%	05/15/13	1,385	1,385,000
Gtd. Notes, Ser. B	B3	6.500%	05/15/13	3,000	3,000,000
MediaNews Group, Inc., Sr. Sub. Notes (original cost $2,448,196; purchased 04/19/04-05/19/04)(c)(d)(g)	NR	6.875%	10/01/13	2,450	245
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000%	09/01/14	430	418,778
Nielsen Finance LLC, Gtd. Notes, 144A	B2	7.750%	10/15/18	4,125	4,424,063
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375%	09/01/14	235	243,812
Salem Communications Corp., Sec’d. Notes	B2	9.625%	12/15/16	2,647	2,838,907

Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	4,125	4,609,688
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	8,001	8,921,115
Universal City Development Partners Ltd.,(c)(d)
Gtd. Notes (original cost $1,810,500; purchased 11/06/09-09/29/10)	B3	8.875%	11/15/15	1,800	1,993,500
Gtd. Notes (original cost $839,766; purchased 11/06/09)	B3	10.875%	11/15/16	850	979,625
Univision Communications, Inc., Gtd. Notes, 144A(e)	Caa2	8.500%	05/15/21	1,275	1,313,250
Vail Resorts, Inc., Sr. Sub. Notes, 144A(e)	Ba3	6.500%	05/01/19	1,650	1,685,063
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500%	06/15/16	4,625	4,908,281
					125,019,925
Metals — 2.9%
Aleris International, Inc., Gtd. Notes, PIK(c)(g)	NR	9.000%	12/15/14	1,050	26
Blaze Recycling & Metals LLC/Blaze Finance Corp., Sr. Sec’d. Notes, Ser. AI, 144A(c)	NR	13.000%	07/15/12	46	33,167
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $4,977,625; purchased 04/18/11- 04/29/11)(a)(c)(d)(e)	B1	6.875%	05/01/18	4,900	5,071,500
FMG Resources (August 2006) Pty Ltd. (Australia), 144A(a)(e)
Gtd. Notes	B1	6.375%	02/01/16	1,000	1,011,250
Gtd. Notes	B1	6.875%	02/01/18	4,725	4,937,625
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	3,130	3,431,262
JMC Steel Group, Sr. Notes, 144A (original cost $5,100,000; purchased 03/04/11)(c)(d)	B3	8.250%	03/15/18	5,100	5,265,750
Metals USA, Inc., Sr. Sec’d. Notes(e)	B3	11.125%	12/01/15	5,917	6,257,227
Novelis, Inc. (Canada), Gtd. Notes(a)	B2	8.750%	12/15/20	12,875	14,226,875
Penn Virginia Resource Partners LP, Gtd. Notes	B2	8.250%	04/15/18	1,150	1,216,125
Rain CII Carbon LLC and CII Carbon Corp., Sec’d. Notes, 144A (original cost $2,400,000; purchased 11/23/10)(c)(d)	B1	8.000%	12/01/18	2,400	2,574,000
Thompson Creek Metals Co., Inc. (Canada), Gtd. Notes, 144A(a)	B3	7.375%	06/01/18	3,750	3,792,188
Westmoreland Coal Co., Sr. Sec’d. Notes, 144A	Caa2	10.750%	02/01/18	6,050	6,261,750
					54,078,745
Non-Captive Finance — 5.6%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A(e)	B3	11.000%	02/01/19	3,150	3,197,250
Ally Financial, Inc.,
Gtd. Notes	B1	7.500%	09/15/20	2,075	2,233,219
Gtd. Notes	B1	8.300%	02/12/15	1,000	1,115,000
American General Finance Corp., MTN
Sr. Unsec’d. Notes, Ser. H	B3	5.375%	10/01/12	7,475	7,512,375
Sr. Unsec’d. Notes, Ser. I	B3	5.400%	12/01/15	3,900	3,685,500
CIT Group, Inc.,
Sec’d. Notes, 144A(e)	B2	6.625%	04/01/18	2,050	2,155,624
Sec’d. Notes(e)	B2	7.000%	05/01/14	2,233	2,269,670
Sec’d. Notes	B2	7.000%	05/01/15	700	705,250
Sec’d. Notes	B2	7.000%	05/01/16	10,041	10,079,028
Sec’d. Notes	B2	7.000%	05/01/17	16,363	16,424,284
Community Choice Financial, Inc., Sr. Sec’d. Notes, 144A	B3	10.750%	05/01/19	2,300	2,363,250
GMAC, Inc.,
Gtd. Notes	B1	6.625%	05/15/12	3,400	3,519,000
Gtd. Notes, Ser. 8(e)	B1	6.750%	12/01/14	4,250	4,526,250

Gtd. Notes(e)	B1	6.875%	08/28/12	3,575	3,735,875
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	Ba3	6.500%	09/01/14	2,425	2,606,875
Sr. Sec’d. Notes, 144A	Ba3	6.750%	09/01/16	3,600	3,906,000
Sr. Sec’d. Notes, 144A(e)	Ba3	7.125%	09/01/18	325	355,875
Sr. Unsec’d. Notes, MTN(e)	B1	5.300%	05/01/12	1,000	1,025,000
Sr. Unsec’d. Notes	B1	5.750%	05/15/16	1,050	1,058,419
Sr. Unsec’d. Notes	B1	6.250%	05/15/19	2,675	2,685,069
Sr. Unsec’d. Notes	B1	6.375%	03/25/13	3,000	3,150,000
Sr. Unsec’d. Notes	B1	8.750%	03/15/17	1,225	1,387,312
KKR Group Finance Co., Gtd. Notes, 144A	A-(f)	6.375%	09/29/20	10,000	10,668,130
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	2,550	2,812,150
Springleaf Finance Corp., MTN
Sr. Unsec’d. Notes(e)	B3	5.850%	06/01/13	3,000	3,015,000
Sr. Unsec’d. Notes	B3	6.900%	12/15/17	7,675	7,291,250

					103,482,655

Packaging — 2.5%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A (original cost $6,117,813; purchased 09/30/10- 11/19/10)(a)(c)(d)	B3	9.125%	10/15/20	5,950	6,545,000
Berry Plastics Corp.,
Sec’d. Notes(b)	Caa1	4.185%	09/15/14	1,975	1,851,562
Sec’d. Notes	Caa1	9.750%	01/15/21	3,775	3,779,719
BWAY Holding Co., Gtd. Notes	B3	10.000%	06/15/18	850	947,750
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	10.125%	11/01/15	3,616	3,788,186
Exopack Holding Corp., Gtd. Notes, 144A	Caa1	10.000%	06/01/18	3,425	3,425,000
Graham Packaging Co. LP,
Gtd. Notes(e)	Caa1	8.250%	01/01/17	2,335	2,539,313
Gtd. Notes	Caa1	8.250%	10/01/18	600	654,000
Gtd. Notes(e)	Caa1	9.875%	10/15/14	2,730	2,832,375
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	3,200	3,400,000
Plastipak Holdings, Inc., 144A,(c)(d)
Gtd. Notes (original cost $1,811,250; purchased 03/31/10-05/21/10)(e)	B3	8.500%	12/15/15	1,800	1,876,500
Sr. Notes (original cost $1,544,276; purchased 07/23/09)	B3	10.625%	08/15/19	1,580	1,813,050
Reynolds Group Issuer, Inc., 144A
Gtd. Notes(e)	Caa1	8.250%	02/15/21	3,600	3,663,000
Gtd. Notes(e)	Caa1	9.000%	04/15/19	3,200	3,396,000
Sr. Sec’d. Notes	Ba3	6.875%	02/15/21	1,300	1,340,625
Sr. Sec’d. Notes	Ba3	7.750%	10/15/16	2,850	3,049,500

					44,901,580

Paper — 1.8%
Cascades, Inc. (Canada),(a)
Gtd. Notes	Ba3	7.750%	12/15/17	3,292	3,489,520
Gtd. Notes	Ba3	7.875%	01/15/20	600	633,000
Domtar Corp.,
Gtd. Notes, Ser. GLOB	Ba2	7.125%	08/15/15	313	345,865
Sr. Unsec’d. Notes	Ba2	10.750%	06/01/17	800	1,028,000
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $3,100,999; purchased 04/20/09)(c)(d)	Ba1	8.250%	05/01/16	3,225	3,660,375
Graphic Packaging International, Inc.,
Gtd. Notes	B3	7.875%	10/01/18	1,500	1,635,000
Gtd. Notes	B3	9.500%	06/15/17	3,420	3,813,300
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A	B2	8.000%	06/01/16	400	406,000
NewPage Corp., Sr. Sec’d. Notes(e)	B2	11.375%	12/31/14	5,730	5,529,450
P.H. Glatfelter Co., Gtd. Notes	Ba2	7.125%	05/01/16	1,650	1,701,563
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,500	1,642,500

Sappi Papier Holding GMBH (Austria), Sr. Sec’d. Notes, 144A(a)(e)	Ba2	6.625%	04/15/21	1,600	1,620,000
Smurfit Capital Funding PLC (Ireland), Gtd. Notes(a)	Ba2	7.500%	11/20/25	100	98,750
Verso Paper, Inc.,
Sec’d. Notes, 144A(e)	B2	8.750%	02/01/19	5,075	5,075,000
Sr. Sec’d. Notes	Ba2	11.500%	07/01/14	2,248	2,439,080
					33,117,403
Pipelines & Other — 1.9%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
Sr. Unsec’d. Notes(e)	Ba3	6.500%	05/20/21	2,100	2,163,000
Sr. Unsec’d. Notes	Ba3	7.125%	05/20/16	915	944,738
El Paso Corp., Notes, MTN
Ser. G	Ba3	7.800%	08/01/31	750	910,990
Ser. G	Ba3	8.050%	10/15/30	110	136,251
Energy Transfer Equity LP, Sr. Sec’d. Notes	Ba2	7.500%	10/15/20	3,650	3,978,500
Ferrellgas Partners LP,
Sr. Unsec’d. Notes, 144A(e)	Ba3	6.500%	05/01/21	1,450	1,444,562
Sr. Unsec’d. Notes	B2	8.625%	06/15/20	3,580	3,938,000
Inergy Finance Corp., Gtd. Notes, 144A	Ba3	7.000%	10/01/18	3,658	3,767,740
Markwest Energy Partners LP, Gtd. Notes	B1	6.500%	08/15/21	5,725	5,789,406
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000%	03/01/32	29	37,026
Targa Resources Partners LP,
Gtd. Notes, 144A	B1	6.875%	02/01/21	7,850	7,820,562
Gtd. Notes, 144A(e)	B1	7.875%	10/15/18	3,375	3,585,938
Gtd. Notes	B1	8.250%	07/01/16	1,125	1,198,125
					35,714,838
Real Estate Investment Trusts — 1.8%
AVIV Healthcare Properties LP, Gtd. Notes, 144A	B1	7.750%	02/15/19	5,175	5,291,438
CNL Income Properties, Inc., Gtd. Notes, 144A(e)	Ba3	7.250%	04/15/19	6,400	6,112,000
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	B3	6.500%	02/01/17	150	142,312
Kennedy-Wilson, Inc., Gtd. Notes, 144A(e)	B1	8.750%	04/01/19	3,750	3,796,875
Omega Healthcare Investors, Inc.,
Gtd. Notes, 144A	Ba2	6.750%	10/15/22	2,475	2,468,812
Gtd. Notes	Ba2	7.000%	01/15/16	2,927	3,018,469
Senior Housing Properties Trust,
Sr. Unsec’d. Notes	Baa3	6.750%	04/15/20	300	327,330
Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	10,473	10,891,920
					32,049,156
Retailers — 1.5%
Burlington Coat Factory Warehouse Corp., Gtd. Notes, 144A(e)	Caa1	10.000%	02/15/19	2,500	2,506,250
Pantry, Inc. (The), Gtd. Notes	Caa1	7.750%	02/15/14	6,760	6,709,300
QVC, Inc., 144A
Sr. Sec’d. Notes	Ba2	7.125%	04/15/17	2,490	2,664,300
Sr. Sec’d. Notes(e)	Ba2	7.375%	10/15/20	2,475	2,654,438
Speedy Cash, Inc., Sr. Sec’d. Notes, 144A	B3	10.750%	05/15/18	1,650	1,709,812
Rite Aid Corp.,
Sec’d. Notes	Caa2	7.500%	03/01/17	1,025	1,030,125
Sr. Sec’d. Notes(e)	B3	9.750%	06/12/16	850	949,875
Susser Holdings LLC, Gtd. Notes	B2	8.500%	05/15/16	3,700	3,996,000
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500%	12/01/17	4,480	4,799,200
					27,019,300
Technology — 11.4%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes	Ba3	7.750%	08/01/20	4,800	5,040,000
Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	7,650	8,089,875

Avaya, Inc.,
Gtd. Notes	Caa2	9.750%	11/01/15	6,600	6,855,750
Gtd. Notes, PIK	Caa2	10.125%	11/01/15	2,200	2,288,000
Sr. Sec’d. Notes, 144A(e)	B1	7.000%	04/01/19	850	830,875
Buccaneer Merger Sub, Inc., Sr. Notes, 144A	Caa1	9.125%	01/15/19	6,620	7,091,675
CDW Escrow Corp., Gtd. Notes, 144A(e)	Caa1	8.500%	04/01/19	10,400	10,556,000
CDW Finance Corp.,
Gtd. Notes	Caa1	11.000%	10/12/15	195	209,625
Gtd. Notes	CCC+(f)	12.535%	10/12/17	8,025	8,787,375
Commscope, Inc., Gtd. Notes, 144A(e)	B3	8.250%	01/15/19	8,225	8,615,687
Corelogic, Inc., Gtd. Notes, 144A(e)	Ba3	7.250%	06/01/21	5,075	4,986,187
DuPont Fabros Technology LP, Gtd. Notes	Ba2	8.500%	12/15/17	6,450	7,103,063
First Data Corp.,(e)	B1	4.307%	03/24/18	12,112	11,297,511
Gtd. Notes	Caa1	9.875%	09/24/15	395	407,838
Gtd. Notes, 144A	Caa1	12.625%	01/15/21	10,615	11,543,813
Sr. Sec’d. Notes, 144A	B1	7.375%	06/15/19	1,325	1,348,187
Freescale Semiconductor, Inc.,
Gtd. Notes(e)	Caa2	10.125%	12/15/16	12,360	13,256,100
Sr. Sec’d. Notes, 144A	B1	9.250%	04/15/18	5,600	6,244,000
Igate Corp., Sr. Notes, 144A	B2	9.000%	05/01/16	325	333,938
Interactive Data Corp., Gtd. Notes, 144A	Caa1	10.250%	08/01/18	11,079	12,339,236
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%	07/01/16	1,760	1,795,200
Nortel Networks Ltd. (Canada), (a)(g)
Gtd. Notes(e)	NR	5.344%	07/15/11	3,000	2,700,000
Gtd. Notes	NR	10.125%	07/15/13	2,600	2,424,500
Gtd. Notes	NR	10.750%	07/15/16	9,790	9,153,650
NXP BV/NXP Funding LLC (Netherlands),(a)
Sr. Sec’d. Notes, Ser. EXcH(b)(e)	B3	3.028%	10/15/13	891	886,545
Sr. Sec’d. Notes, 144A	B3	9.750%	08/01/18	9,300	10,741,500
Seagate HDD Cayman (Cayman Islands),144A(a)
Gtd. Notes	Ba1	7.000%	11/01/21	2,325	2,359,875
Gtd. Notes	Ba1	7.750%	12/15/18	3,600	3,789,000
Seagate Technology HDD Holdings (Cayman Islands),(a)
Gtd. Notes	Ba1	6.375%	10/01/11	236	239,540
Gtd. Notes	Ba1	6.800%	10/01/16	1,036	1,103,340
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A(a)	Baa3	10.000%	05/01/14	8,113	9,451,645
Sensata Technologies BV (Netherlands), Sec’d. Notes, 144A(a)	B3	6.500%	05/15/19	1,775	1,794,969
Spansion LLC, Gtd. Notes, 144A	B3	7.875%	11/15/17	1,750	1,789,375
SunGard Data Systems, Inc.,
Gtd. Notes(e)	Caa1	10.250%	08/15/15	10,650	11,076,000
Gtd. Notes	Caa1	10.625%	05/15/15	9,990	10,914,075
TransUnion LLC, Gtd. Notes(e)	B3	11.375%	06/15/18	4,825	5,572,875
Unisys Corp.,
Sr. Sec’d. Notes, 144A	Ba1	12.750%	10/15/14	1,412	1,667,925
Sr. Unsec’d. Notes	B2	12.500%	01/15/16	4,321	4,823,316
					209,508,065
Telecommunications — 4.3%
Brightstar Corp., Gtd. Notes, 144A	B1	9.500%	12/01/16	2,900	3,103,000
Clearwire Communications LLC, 144A(e)
Sr. Sec’d. Notes	B2	12.000%	12/01/15	2,075	2,264,344
Sr. Sec’d. Notes	B2	12.000%	12/01/15	10,515	11,500,781
Cricket Communications, Inc., Sr. Notes, 144A(e)	B3	7.750%	10/15/20	1,675	1,651,969
Eh Holding Corp., Sr. Unsec’d. Notes, 144A	B3	7.625%	06/15/21	1,125	1,150,313

Frontier Communications Corp.,(e)
Sr. Unsec’d. Notes	Ba2	8.250%	04/15/17	1,550	1,701,125
Sr. Unsec’d. Notes	Ba2	8.500%	04/15/20	1,425	1,562,156
Sr. Unsec’d. Notes	Ba2	8.750%	04/15/22	3,750	4,101,563
Level 3 Financing, Inc.,
Gtd. Notes	Caa1	9.250%	11/01/14	2,911	2,998,330
Gtd. Notes, 144A(e)	Caa1	9.375%	04/01/19	500	526,250
MetroPCS Wireless, Inc.,(e)
Gtd. Notes	B2	6.625%	11/15/20	950	947,625
Gtd. Notes	B2	7.875%	09/01/18	2,950	3,174,937
Nextel Communications, Inc., Gtd. Notes,
Ser. E	Ba3	6.875%	10/31/13	950	958,313
Ser. D	Ba3	7.375%	08/01/15	425	427,656
NII Capital Corp., Gtd. Notes(e)	B2	7.625%	04/01/21	1,650	1,751,062
Qwest Communications International, Inc., Gtd. Notes	Baa3	7.125%	04/01/18	700	758,625
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.625%	06/15/15	1,545	1,773,853
SBA Telecommunications, Inc.,
Gtd. Notes	Ba3	8.000%	08/15/16	1,690	1,835,762
Gtd. Notes	Ba3	8.250%	08/15/19	1,040	1,145,300
Sprint Capital Corp.,
Gtd. Notes(e)	B1	6.900%	05/01/19	4,775	4,989,875
Gtd. Notes	B1	8.375%	03/15/12	1,075	1,126,062
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	6.000%	12/01/16	4,365	4,441,388
Wind Acquisition Finance SA (Luxembourg), 144A(a)
Gtd. Notes	B2	11.750%	07/15/17	4,750	5,521,875
Sr. Sec’d. Notes(e)	Ba2	7.250%	02/15/18	4,175	4,435,938
Sr. Sec’d. Notes, PIK	B3	12.250%	07/15/17	4,207	5,206,426
Windstream Corp.,
Gtd. Notes	Ba3	7.750%	10/15/20	2,325	2,499,375
Gtd. Notes	Ba3	7.875%	11/01/17	610	667,188
Gtd. Notes(e)	Ba3	8.125%	09/01/18	500	545,625
Sr. Notes	Ba3	7.500%	04/01/23	5,825	5,999,750

					78,766,466

TOTAL CORPORATE BONDS					1,623,315,959

				Shares
COMMON STOCKS — 0.2%
Adelphia Recovery Trust(c)(h)				2,000,000	2,000
CenturyLink, Inc.				4,018	173,537
Dex One Corp.(e)(h)				149,207	349,144
GenOn Energy, Inc.(h)				9,307	37,135
IHF Holdings, Inc.(h)				4,375	44
Peachtree Cable Assoc. Ltd.(c)(h)				31,559	316
Sprint Nextel Corp.(h)				28,675	167,749
WKI Holding Co., Inc.(c)(h)				6,031	119,112
Xerox Corp.				169,797	1,733,627

TOTAL COMMON STOCKS					2,582,664

PREFERRED STOCKS — 0.4%
Banking — 0.2%
Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(h)				153,000	4,265,640

Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 05/27/98)(c)(d)(h)(i)				2,000	152,000

Cable
Escrow Pfd Adelphia(c)(h)				20,000	20

Gaming — 0.2%
Las Vegas Sands Corp., Ser. A, 10.00%(h)				30,000	3,360,000

TOTAL PREFERRED STOCKS			7,777,660

	Expiration Date	Units
WARRANTS(h)(k)
Chemicals
Hercules, Inc.	03/31/29	230	10,857

Paper
Smurfit Kappa Group PLC (Ireland), 144A(c)	10/01/13	275	3,416

Telecommunications
Hawaiian Telcom Holdco, Inc.	10/28/15	6,958	100,891

TOTAL WARRANTS			115,164

TOTAL LONG-TERM INVESTMENTS (cost $1,643,141,077)			1,712,187,332

SHORT-TERM INVESTMENTS — 20.2%

		Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(j)		44,815	403,782
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $370,890,675; includes $283,365,778 of cash collateral received for securities on loan)(j)(l)		370,890,675	370,890,675

TOTAL SHORT-TERM INVESTMENTS (cost $371,327,437)			371,294,457

TOTAL INVESTMENTS (m) — 113.5% (cost $2,014,468,514)(n)			2,083,481,789
LIABILITIES IN EXCESS OF OTHER ASSETS(o) (13.5)%			(247,104,399)

NET ASSETS — 100.0%			$1,836,377,390

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
PLC	Public Limited Company

†	The ratings reflected are as of May 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	US$ denominated foreign securities.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2011.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $123,632,347. The aggregate value of $128,627,770 is approximately 7.0% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $275,037,673; cash collateral of $283,365,778 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(f)	Standard & Poor’s Rating.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Non-income producing security.
(i)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of May 31, 2011.

(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	As of May 31, 2011, 16 securities representing $12,857,767 and 0.7% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(n)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,024,847,229	$97,184,825	$(38,550,265)	$58,634,560

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales, the difference in the treatment of accreting market discount and premium amortization as of the most recent fiscal year end.

(o)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at May 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)(5)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
				Masco Corp.,
Deutsche Bank AG	09/20/13	$2,845	1.000%	6.125%, 10/03/16	$18,059	$62,049	$(43,990)
				Seagate Technology HDD Holdings,
JPMorgan Chase Bank	12/20/13	5,000	3.350	6.800%, 10/01/16	(276,101)	1,054	(277,155)
					$(258,042)	$63,103	$(321,145)

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at May 31, 2011(4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(5)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Deutsche Bank AG	12/20/14	$6,000	5.000%	Ford Motor Co., 6.500%, 08/01/18	2.083%	$658,079	$(783,333)	$1,441,412
Goldman Sachs International	03/20/16	1,850	4.100	NRG Energy, Inc., 7.250%, 02/01/14	4.240	4,492	—	4,492

						$662,571	$(783,333)	$1,445,904

#	Notional amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issue

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of May 31, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$—	$12,744,720
Bank Loans	—	42,133,715	23,517,450
Corporate Bonds	—	1,621,061,510	2,254,449
Common Stocks	2,461,192	—	121,472
Preferred Stocks	7,625,640	—	152,020
Warrants	104,307	—	10,857
Affiliated Mutual Funds	371,294,457	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	1,124,759	—

Total	$381,485,596	$1,664,319,984	$38,800,968

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/10	$4,651,807	$15,776,082	$2,926	$165,986	$474,020	$7,736
Realized gain (loss)	126,226	171,198	366	(195)	—	—
Change in unrealized appreciation (depreciation)**	6,836,351	568,615	1,361,310	(44,319)	(322,000)	3,121
Purchases	1,268,987	3,999,375	121,199	—	—	—
Sales	(7,143,493)	(4,350,200)	(366)	—	—	—
Accrued discount/premium	379,211	38,880	622	—	—	—
Transfers into Level 3	6,625,631	7,313,500	768,392	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 05/31/11	$12,744,720	$23,517,450	$2,254,449	$121,472	$152,020	$10,857

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $5,639,351, was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 3 Asset Backed securities and 3 bank loans transferred into Level 3 as a result of using a single broker quote and 3 corporate bonds transferred into Level 3 as a result of the securities being fair valued in accordance with the Board of Trustee’s approval.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”) in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Swaps are valued by “marking-to-market” the unrealized gains and losses daily.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 20, 2011

*	Print the name and title of each signing officer under his or her signature.